Related-Party Transactions - Schedule of Related Party Transaction (Details) - USD ($)		9 Months Ended		11 Months Ended
		Sep. 30, 2025		Dec. 31, 2024
Daniel Corey [Member]
Related Party Transaction [Line Items]
Total Purchase Price	[1]			$ 150,000
Atwood-Edminster Trust dtd 4-2-2000 [Member]
Related Party Transaction [Line Items]
Total Purchase Price	[2]			1,002,000
Chris Ehrlich [Member]
Related Party Transaction [Line Items]
Total Purchase Price	[3]			275,000
Atwood-Edminster Trust dtd 4-2-2000 and GVN, LLC [Member] | Pre-Funded Warrants and February 2025 Common Warrants [Member]
Related Party Transaction [Line Items]
Total Purchase Price	[4]	$ 999,992,000,000
Pre-Funded Warrants Purchased (in Shares)	[4]	25,510
February 2025 Common Warrants Issued	[4]	$ 25,510,000,000
Series A Preferred Stock [Member] | Daniel Corey [Member]
Related Party Transaction [Line Items]
Shares of Series A Preferred Stock (in Shares)	[5]	150
Total Purchase Price		$ 150,000,000,000	[5]	150	[1]
Series A Preferred Stock [Member] | Atwood-Edminster Trust dtd 4-2-2000 [Member]
Related Party Transaction [Line Items]
Shares of Series A Preferred Stock (in Shares)	[4]	1,002
Total Purchase Price		$ 1,002,000,000,000	[4]	1,002	[2]
Series A Preferred Stock [Member] | Chris Ehrlich [Member]
Related Party Transaction [Line Items]
Shares of Series A Preferred Stock (in Shares)	[6]	275
Total Purchase Price		$ 275,000,000,000	[6]	$ 275	[3]

[1]	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.
[2]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000.
[3]	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.
[4]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000. GVN, LLC, is a limited liability company of which the sole member is the Atwood-Edminster Trust dtd 4-2-2000, and of which Brian G. Atwood and Lynne H. Edminster are the managers.
[5]	Daniel Corey served as the Chief Technology Officer and a member of the board of directors of the Company from February 2024 to September 2024, and previously served as Chief Executive Officer, Chief Scientific Officer, and a member of the board of directors of Legacy CERo until the closing of the Business Combination in February 2024.
[6]	Chris Ehrlich has served as the Chairman and Chief Executive Officer of the Company since December 2024, and previously served as (i) interim Chairman and Chief Executive Officer of the Company from October 2024 to November 2024, (ii) Vice Chairman of the board of directors of the Company from February 2024 to September 2024, and (iii) the Chief Executive Officer of PBAX until the closing of the Business Combination in February 2024.